Note 20 - Income Taxes - Deferred Tax Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 0	$ 806
Non-capital losses	3,993	4,618
Deferred tax assets	3,993	5,424
Property and equipment	(826)	(519)
Investment in Juanicipio	(5,880)	(7,304)
Investments	(208)	(158)
Deferred tax liabilities, unrealized foreign exchange	(6,914)	(7,981)
Net deferred income tax liability	$ (2,921)	$ (2,557)